Leases - Schedule of Weighted Average Lease Term and Weighted Average Discount Rate & Components of Lease Expenses & Supplemental Cash Flow Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Assets
Operating ROU assets	$ 94,760		$ 94,885
Finance ROU assets	155,698
Total lease assets	250,458		94,885
Liabilities
Current operating lease liabilities	25,562		19,945
Current finance lease liabilities	31,401
Non-current operating lease liabilities	69,199		72,680
Non-current finance lease liabilities	73,903
Total lease liabilities	$ 200,065		$ 92,625
Operating leases	45 months 5 days		52 months 13 days
Finance leases	35 months
Weighted average discount rate
Operating leases	3.84%		3.84%
Finance leases	14.01%
Operating leases	$ 14,905	$ 4,822
Short-term leases not included in measurement of lease liabilities
Total Operating leases	14,905	4,822
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	14,905	4,822
Supplemental non-cash information:
ROU assets obtained in exchange for the lease obligations	$ 152,134